FAIR VALUES - Summary of Disclosure of Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 5,748	€ 6,437
Level 2 | Fair value
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 5,953	€ 6,643